Discontinued operations and restructuring plan (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations And Disposal Groups
Schedule For The Activity In The Reserve For The PCB Restructuring Plan [Table Text Block]
	Years ended December 31,
(In thousands)	2016	2015
Beginning balance	$620	$13,536
Charges expensed during the period	-	7,840
Payments made during the period	(492)	(20,756)
Ending balance	$128	$620